Activity in the FDIC Loss Share Indemnification Asset (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Share Indemnification Asset [Line Items]
Beginning Balance	$ 2,410,219	$ 0
FDIC loss share indemnification asset recorded at business combination	0	2,425,929
Accretion of loss share indemnification asset, net	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	110,457	0
Decrease due to reciprocal accounting on the discount accreation for loans and unfunded commitments accounted for under ASC Subtopic 310-20	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(561,111)	0	0
Other adjustments attributable to FDIC loss sharing agreements	(361)	6,186
Ending Balance	$ 1,915,128	$ 2,410,219	$ 0